PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equipment, net

	Year ended December 31, 2020
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at January 1, 2020	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Opening net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581
Translation differences	(134)	(297)	(68)	(37)	(6)	—	—	(542)
Additions	—	18,552	1,487	2,345	482,606	20,362	6,101	531,453
Capitalized borrowing costs	—	—	—	—	13,100	—	—	13,100
Disposals / Consumptions	—	(183)	(124)	(1,106)	(3,775)	(13,782)	(3,254)	(22,224)
Indexation	—	—	—	—	—	—	(9,388)	(9,388)
Transfers	(1,540)	137,379	247,824	23,352	(407,911)	(3,200)	—	(4,096)
Depreciation charge	—	(136,217)	(339,050)	(16,761)	—	(7,628)	(43,547)	(543,203)

Closing net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Values at the end of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at December 31, 2020	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

	Year ended December 31, 2019
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	587,174	3,303,174	6,748,644	264,782	617,950	124,220	55,288	11,701,232
Accumulated depreciation	—	(1,520,976)	(4,126,060)	(217,394)	—	(13,275)	(5,918)	(5,883,623)

Net book value at January 1, 2019	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609

Opening net book value	587,174	1,782,198	2,622,584	47,388	617,950	110,945	49,370	5,817,609
Effect of initial recognition under IFRS 16	—	—	—	—	—	—	280,493	280,493
Translation differences	(596)	(16,174)	(9,959)	(316)	(1,716)	(1,089)	(1,263)	(31,113)
Additions	7,531	9,367	2,063	4,821	923,599	38,476	40,864	1,026,721
Capitalized borrowing costs	—	—	—	—	16,085	—	—	16,085
Disposals / Consumptions	—	(750)	(117)	(1,204)	(2,988)	(21,489)	(18,901)	(45,449)
Transfers	326	154,544	264,122	14,843	(433,582)	(50)	—	203
Depreciation charge	—	(135,163)	(324,112)	(15,167)	—	(6,421)	(44,105)	(524,968)

Closing net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Values at the end of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at December 31, 2019	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581
11.    PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Right-of-use assets
	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	245,752	110,176	—	355,928
Accumulated depreciation	(28,895)	(20,575)	—	(49,470)

Net book value at January 1, 2020	216,857	89,601	—	306,458

Opening net book value	216,857	89,601	—	306,458
Net additions	2,416	3,685	—	6,101
Disposal/Derecognition	(1,666)	(1,588)	—	(3,254)
Indexation	(7,024)	(2,364)	—	(9,388)
Depreciation charge	(29,424)	(14,123)	—	(43,547)

Closing net book value	181,159	75,211	—	256,370

Values at the end of the year
Cost	239,211	109,792	—	349,003
Accumulated depreciation	(58,052)	(34,581)	—	(92,633)

Net book value at December 31, 2020	181,159	75,211	—	256,370

	Right-of-use assets
	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	55,288	—	55,288
Accumulated depreciation	—	(5,918)	—	(5,918)

Net book value at January 1, 2019	—	49,370	—	49,370

Opening net book value	—	49,370	—	49,370
Effect of initial recognition under IFRS 16	226,936	52,469	1,088	280,493
Translation differences	(115)	(1,148)	—	(1,263)
Net additions	18,931	21,933	—	40,864
Disposal/Derecognition	—	(18,094)	(807)	(18,901)
Depreciation charge	(28,895)	(14,929)	(281)	(44,105)

Closing net book value	216,857	89,601	—	306,458

Values at the end of the year
Cost	245,752	110,176	—	355,928
Accumulated depreciation	(28,895)	(20,575)	—	(49,470)

Net book value at December 31, 2019	216,857	89,601	—	306,458
The cost related to variable-lease payments that do not depend on an index or rate amounted to $10.6 million for the year ended December 31, 2020 ($17.4 million for the year ended December 31, 2019). The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to $0.8 million for the year ended December 31, 2020 ($ 3.4 million for the year ended December 31, 2019).